Ownership Structure (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013 item	Dec. 31, 2012 class
Ownership Structure
Units authorized and issued (in shares)	167,015,394	167,015,394
Number of classes of outstanding units not entitled to current cash distributions or are convertible into indebtedness	3	3
Class I units
Ownership Structure
Units authorized and issued (in shares)	107,281,058	107,281,058
Special allocation (as a percent)	8.00%	8.00%
Aggregate liquidation priority, including the special allocation	$ 2,279	$ 2,191
Class A and B units
Ownership Structure
Units authorized and issued (in shares)	40,007,463	40,007,463
Class A and B profit units
Ownership Structure
Units authorized and issued (in shares)	19,726,873	19,726,873